Supplementary Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2022
Supplementary Cash Flow Information
Schedule of supplemental balance sheet disclosures

	December 31, 2022
	Unrestricted cash and cash
	equivalents included in the						Cash and cash equivalents included on
	consolidated statement of cash flows			Restricted cash and cash equivalents			the consolidated balance sheet
		Cash			Cash			Cash
	Cash	equivalents	Total	Cash	equivalents	Total	Cash	equivalents	Total
Holding company cash and investments	72.7	479.4	552.1	—	—	—	72.7	479.4	552.1
Holding company assets pledged for derivative obligations	—	40.6	40.6	—	—	—	—	40.6	40.6
Subsidiary cash and short term investments	3,243.3	2,105.6	5,348.9	500.8	353.6	854.4	3,744.1	2,459.2	6,203.3
Fairfax India	34.5	143.5	178.0	0.8	6.0	6.8	35.3	149.5	184.8
	3,350.5	2,769.1	6,119.6	501.6	359.6	861.2	3,852.1	3,128.7	6,980.8

	December 31, 2021
	Unrestricted cash and cash equivalents
	included in the consolidated statement						Cash and cash equivalents included on
	of cash flows			Restricted cash and cash equivalents			the consolidated balance sheet
		Cash			Cash			Cash
	Cash	equivalents	Total	Cash	equivalents	Total	Cash	equivalents	Total
Holding company cash and investments	129.9	336.0	465.9	—	—	—	129.9	336.0	465.9
Holding company assets pledged for derivative obligations	—	46.8	46.8	—	—	—	—	46.8	46.8
Subsidiary cash and short term investments	5,259.2	5,777.6	11,036.8	484.6	761.8	1,246.4	5,743.8	6,539.4	12,283.2
Subsidiary assets pledged for derivative obligations	—	74.0	74.0	—	—	—	—	74.0	74.0
Fairfax India	35.1	26.8	61.9	1.6	13.0	14.6	36.7	39.8	76.5
	5,424.2	6,261.2	11,685.4	486.2	774.8	1,261.0	5,910.4	7,036.0	12,946.4

Schedule of cash flow, supplemental disclosures

Details of certain cash flows included in the consolidated statement of cash flows for the years ended December 31 were as follows:

	2022	2021
Net (purchases) sales of investments classified at FVTPL
Short term investments	6,352.5	(767.1)
Bonds	(16,016.2)	2,545.7
Preferred stocks	(293.2)	(37.3)
Common stocks	(63.6)	477.2
Net derivatives and other invested assets	380.3	395.9
	(9,640.2)	2,614.4

Changes in operating assets and liabilities
Net decrease (increase) in restricted cash and cash equivalents	393.7	(472.6)
Provision for losses and loss adjustment expenses	4,530.1	3,692.0
Provision for unearned premiums	1,455.3	2,152.2
Provision for life policy benefits	(142.4)	(167.9)
Insurance contract receivables	(1,134.9)	(1,152.9)
Insurance contract payables	625.8	1,079.8
Recoverable from reinsurers	(1,257.9)	(1,580.0)
Other receivables	(349.8)	(96.7)
Accounts payable and accrued liabilities	338.2	291.1
Other	(638.0)	(758.1)
	3,820.1	2,986.9

Net interest and dividends received
Interest and dividends received	1,030.8	865.7
Interest paid on borrowings	(360.5)	(366.7)
Interest paid on lease liabilities	(48.1)	(54.8)
	622.2	444.2

Net income taxes paid	(416.4)	(288.7)